Capital management - Disclosure of objectives, policies and processes for managing capital (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Capital Structure [Abstract]
Interest-bearing liabilities	€ 845,668	€ 561,117
Income tax payable	21,787	31,009
Other Financial Liabilities Assets Net	21,058	15,088
Long-term receivables	(6,808)	(6,271)
Cash and cash equivalents	(163,225)	(177,048)	€ (230,419)	€ (124,344)
Net debt	€ 718,480	€ 423,895